Cash generated [from/(used in)] operating activities (Tables)	6 Months Ended
Jun. 30, 2026
Cash generated [from/(used in)] operating activities
Summary of cash from/(used in) operating activities

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Profit for the period	35	5	30	—
Income tax charge	16	10	17	6
Net finance expense	64	67	124	117
Depreciation and amortization	121	114	240	225
Exceptional operating items	4	14	8	17
Movement in working capital	166	113	(332)	(315)
Exceptional costs paid, including restructuring	(4)	(4)	(10)	(7)
Cash generated from operations	402	319	77	43